Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes [Line Items]
Current tax expense/(benefit):	¥ (1,655,347)	$ (240,760)	¥ (3,450,130)	¥ (2,088,520)
Total current income tax expense/(benefit)	(1,113)	(162)	(77)	10,256
Total deferred income tax expense	192	28	297	2,639
Total income tax expense	(921)	(134)	220	12,895
Cayman Islands
Income Taxes [Line Items]
Current tax expense/(benefit):	(47)	(7)	(47,780)	(37,180)
PRC
Income Taxes [Line Items]
Current tax expense/(benefit):	(1,599,880)	(232,692)	(3,371,414)	(1,918,803)
Total current income tax expense/(benefit)	93	14	216	329
Total deferred income tax expense	0	0	0	0
U.S.
Income Taxes [Line Items]
Current tax expense/(benefit):	(45,449)	(6,610)	(76,678)	(71,133)
Total current income tax expense/(benefit)	87	13	(12)	6,664
Total deferred income tax expense	192	28	12	2,517
Other foreign countries
Income Taxes [Line Items]
Current tax expense/(benefit):	(9,971)	(1,451)	45,742	(61,404)
Total current income tax expense/(benefit)	(1,293)	(189)	(281)	3,263
Total deferred income tax expense	¥ 0	$ 0	¥ 285	¥ 122